OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Other current liabilities	OTHER CURRENT LIABILITIES
Other current liabilities includes the following:

(in thousands of $)	June 30,	December 31,
	2026	2025
Accrued expenses	(13,804)	(11,545)
Deferred charter revenue	(30,235)	(24,967)
EUA obligations under the EU ETS	(6,889)	(7,761)
Other current liabilities	(380)	(39)
Provisions	(162)	(100)
Total other current liabilities	(51,470)	(44,412)